N-2	Nov. 04, 2025
Cover [Abstract]
Entity Central Index Key	0001928561
Amendment Flag	true
Amendment Description	Parts A and B to the N-14 Registration Statement are unchanged from the Combined Proxy Statement and Prospectus filed on June 12, 2025 pursuant to Rule 497 under the Securities Act of 1933, as amended.No filing fee is required because an indefinite number of common shares of beneficial interest of Bitwise Funds Trust have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.This Post-Effective Amendment No. 1 to the N-14 Registration Statement is being filed solely to file a tax opinion of Chapman and Cutler LLP, counsel for the Registrant, as Exhibit 12 to the N-14 Registration Statement. The tax opinion relates to the reorganization of Bitwise Crypto Industry Innovators ETF, a series of the Exchange Traded Concepts Trust into a newly created series of the Bitwise Funds Trust also called the Bitwise Crypto Industry Innovators ETF.
Document Type	POS EX
Entity Registrant Name	Bitwise Funds Trust
Entity Address, Address Line One	250 Montgomery Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	707-3663
Entity Well-known Seasoned Issuer	No
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	251 Little Falls Drive
Entity Address, City or Town	Wilmington, New Castle County
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
Contact Personnel Name	Delaware Trust Company